Segment reporting	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segment reporting
2. Segment reporting

Accounting Policy
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker and is based on individual mining operations. The chief operating decision maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the executive management team that makes strategic decisions.

Figures in million – SA rand	Group	Total US PGM operations	Under-ground	Recycling	Total SA operations	Total SA PGM	Rustenburg	Marikana	Kroondal	Platinum Mile	Mimosa	Corporate and reconciling items[1]	Total SA gold	Driefontein	Kloof	Beatrix	Cooke	DRDGOLD	Corporate and reconciling items[1]	Total Battery metals	Sandouville[2]	Corporate and reconciling items[1,3]	Group Corporate and reconciling items[1]
2022
Revenue	138,288	46,090	13,823	32,267	89,507	71,665	29,104	32,753	8,371	1,437	4,267	(4,267)	17,842	4,486	4,486	2,681	915	5,274	—	3,140	3,140	—	(449)
Underground	92,325	13,823	13,823	—	78,951	68,182	27,058	32,753	8,371	—	4,267	(4,267)	10,769	4,213	3,924	2,632	—	—	—	—	—	—	(449)
Surface	10,556	—	—	—	10,556	3,483	2,046	—	—	1,437	—	—	7,073	273	562	49	915	5,274	—	—	—	—	—
Recycling/processing	35,407	32,267	—	32,267	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	3,140	3,140	—	—
Cost of sales, before amortisation and depreciation	(94,537)	(38,452)	(7,459)	(30,993)	(52,454)	(32,280)	(13,546)	(14,603)	(3,548)	(583)	(1,936)	1,936	(20,174)	(5,281)	(6,381)	(3,910)	(822)	(3,780)	—	(3,631)	(3,631)	—	—
Underground	(52,734)	(7,459)	(7,459)	—	(45,275)	(30,528)	(12,377)	(14,603)	(3,548)	—	(1,936)	1,936	(14,747)	(5,085)	(5,821)	(3,841)	—	—	—	—	—	—	—
Surface	(7,179)	—	—	—	(7,179)	(1,752)	(1,169)	—	—	(583)	—	—	(5,427)	(196)	(560)	(69)	(822)	(3,780)	—	—	—	—	—
Recycling/processing	(34,624)	(30,993)	—	(30,993)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	(3,631)	(3,631)	—	—
Net other cash costs[4]	(2,640)	(34)	(34)	—	(2,464)	(1,250)	151	(688)	(128)	(407)	(21)	(157)	(1,214)	(173)	(167)	(123)	(717)	40	(74)	(87)	(1)	(86)	(55)
Adjusted EBITDA	41,111	7,604	6,330	1,274	34,589	38,135	15,709	17,462	4,695	447	2,310	(2,488)	(3,546)	(968)	(2,062)	(1,352)	(624)	1,534	(74)	(578)	(492)	(86)	(504)
Amortisation and depreciation	(7,087)	(2,803)	(2,799)	(4)	(4,126)	(2,418)	(981)	(1,205)	(180)	(40)	(342)	330	(1,708)	(721)	(469)	(305)	(3)	(176)	(34)	(158)	(153)	(5)	—
Interest income	1,203	309	81	228	893	402	43	214	109	30	102	(96)	491	68	57	35	35	265	31	—	—	—	1
Finance expense	(2,840)	(952)	(952)	—	(1,547)	(831)	(4,618)	(320)	(111)	—	(36)	4,254	(716)	(100)	(95)	(95)	(86)	(78)	(262)	(15)	(13)	(2)	(326)
Share-based payments	(218)	(47)	(47)	—	(169)	(73)	(27)	(36)	(9)	(1)	—	—	(96)	(20)	(15)	(10)	—	(19)	(32)	—	—	—	(2)
Net other[5]	(2,142)	(243)	(243)	—	(2,055)	(2,025)	(9,353)	(1,599)	303	5	(499)	9,118	(30)	13	26	34	(50)	28	(81)	111	23	88	45
Non-underlying items[6]	(299)	(5)	(5)	—	(153)	(132)	10	(136)	(4)	—	(1)	(1)	(21)	10	(14)	(281)	(2)	10	256	—	—	—	(141)
Royalties and carbon tax	(1,824)	—	—	—	(1,824)	(1,772)	(1,023)	(735)	(13)	—	(127)	126	(52)	(22)	(22)	(3)	(5)	—	—	—	—	—	—
Profit before tax	27,904	3,863	2,365	1,498	25,608	31,286	(240)	13,645	4,790	441	1,407	11,243	(5,678)	(1,740)	(2,594)	(1,977)	(735)	1,564	(196)	(640)	(635)	(5)	(927)
Current taxation	(9,282)	(655)			(8,623)	(8,373)	(3,169)	(3,766)	(1,288)	(130)	(208)	188	(250)	(6)	(3)	—	—	(226)	(15)	—	—	—	(4)
Deferred taxation	358	315			82	(1,332)	(590)	(693)	(60)	8	(138)	141	1,414	84	(184)	154	—	(125)	1,485	(39)	—	(39)	—
Profit/(loss) for the year	18,980	3,523			17,067	21,581	(3,999)	9,186	3,442	319	1,061	11,572	(4,514)	(1,662)	(2,781)	(1,823)	(735)	1,213	1,274	(679)	(635)	(44)	(931)
Attributable to:
Owners of the parent	18,396	3,523			16,469	21,577	(3,999)	9,182	3,442	319	1,061	11,572	(5,108)	(1,662)	(2,781)	(1,823)	(735)	612	1,281	(665)	(635)	(30)	(931)
Non-controlling interest holders	584	—			598	4	—	4	—	—	—	—	594	—	—	—	—	601	(7)	(14)	—	(14)	—
Sustaining capital expenditure	(4,946)	(1,185)	(1,184)	(1)	(3,671)	(2,056)	(690)	(1,072)	(273)	(21)	(864)	864	(1,615)	(358)	(455)	(155)	—	(647)	—	(90)	(90)	—	—
Ore reserve development	(6,640)	(2,887)	(2,887)	—	(3,753)	(2,123)	(687)	(1,436)	—	—	—	—	(1,630)	(794)	(620)	(216)	—	—	—	—	—	—	—
Growth projects	(4,313)	(1,345)	(1,345)	—	(2,239)	(925)	—	(924)	—	—	—	(1)	(1,314)	—	(210)	(4)	—	(124)	(976)	(729)	—	(729)	—
Total capital expenditure	(15,899)	(5,417)	(5,416)	(1)	(9,663)	(5,104)	(1,377)	(3,432)	(273)	(21)	(864)	863	(4,559)	(1,152)	(1,285)	(375)	—	(771)	(976)	(819)	(90)	(729)	—
[1] Corporate and reconciling items represent the items to reconcile segment data to consolidated financial statement totals. This does not represent a separate segment as it does not generate revenue. Group corporate includes the Wheaton Stream transaction, initial recognition of battery metal investment, corporate tax, interest and corporate transaction costs
[2] The Battery metals includes the results of Sandouville for the eleven months since acquisition (see note 16.2)
[3] Corporate and reconciling items for Battery metals includes a net loss of R143 million for Keliber since the effective date of acquisition (see note 16.1)
[4] Net other cash costs consist of service entity income, sundry income (see note 8.2) and other costs as detailed in profit or loss, excluding loss on deconsolidation of a subsidiary (see note 8.1). Lease payments (R163 million) are included in net other cash costs to conform with the adjusted EBITDA reconciliation disclosed in note 28.7
[5] Net other consists of loss on financial instruments and loss on foreign exchange differences as detailed in profit or loss, change in estimate of environmental rehabilitation obligation and right of recovery receivable and payable (see note 8.2) and the add back of the lease payment referred to in footnote 4 above. Corporate and reconciling items net other includes the share of results of equity-accounted investees after tax as detailed in profit or loss
[6] Non-underlying items consists of gain on disposal of property, plant and equipment, impairment, restructuring costs, and transaction costs as detailed in profit or loss, loss on deconsolidation of a subsidiary (see note 8.1), profit on sale of Lonmin Canada (see note 8.2), non-cash gain with deregistration of subsidiary (see note 8.2) and occupational healthcare income as detailed in profit or loss

Figures in million – SA rand	Group	Total US PGM operations	Underground	Recycling	Total SA operations	Total SA PGM	Rustenburg	Marikana	Kroondal	Platinum Mile	Mimosa	Corporate and reconciling items[1]	Total SA gold	Driefontein	Kloof	Beatrix	Cooke	DRDGOLD	Corporate and reconciling items[1]	Group Corporate and reconciling items[1]
2021
Revenue	172,194	59,053	18,343	40,710	113,512	85,154	31,749	41,610	10,293	1,503	4,393	(4,394)	28,358	7,932	9,294	5,343	999	4,790	—	(371)
Underground	120,403	18,343	18,343	—	102,431	81,477	29,575	41,610	10,293	—	4,393	(4,394)	20,954	7,722	8,089	5,143	—	—	—	(371)
Surface	11,081	—	—	—	11,081	3,677	2,174	—	—	1,503	—	—	7,404	210	1,205	200	999	4,790	—	—
Recycling	40,710	40,710	—	40,710	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Cost of sales, before amortisation and depreciation	(101,013)	(46,787)	(7,567)	(39,220)	(54,226)	(31,971)	(11,464)	(16,561)	(3,416)	(531)	(1,587)	1,588	(22,255)	(5,691)	(7,844)	(4,565)	(808)	(3,347)	—	—
Underground	(54,989)	(7,567)	(7,567)	—	(47,422)	(30,430)	(10,454)	(16,561)	(3,416)	—	(1,587)	1,588	(16,992)	(5,559)	(6,986)	(4,447)	—	—	—	—
Surface	(6,804)	—	—	—	(6,804)	(1,541)	(1,010)		—	(531)	—	—	(5,263)	(132)	(858)	(118)	(808)	(3,347)	—	—
Recycling	(39,220)	(39,220)	—	(39,220)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Net other cash costs[2]	(2,575)	(10)	(10)	—	(2,565)	(1,575)	134	(1,036)	(91)	(492)	(42)	(48)	(990)	(78)	(83)	(73)	(611)	(40)	(105)	—
Adjusted EBITDA	68,606	12,256	10,766	1,490	56,721	51,608	20,419	24,013	6,786	480	2,764	(2,854)	5,113	2,163	1,367	705	(420)	1,403	(105)	(371)
Amortisation and depreciation	(8,293)	(2,601)	(2,598)	(3)	(5,692)	(2,515)	(885)	(1,099)	(495)	(31)	(274)	269	(3,177)	(1,165)	(1,064)	(691)	(11)	(188)	(58)	—
Interest income	1,202	382	10	372	805	219	22	92	97	7	12	(11)	586	60	47	31	22	222	204	15
Finance expense	(2,496)	(954)	(897)	(57)	(1,233)	(666)	(4,201)	(328)	(116)	—	(5)	3,984	(567)	(99)	(85)	(82)	(63)	(60)	(178)	(309)
Share-based payments	(383)	(73)	(73)	—	(310)	(89)	(35)	(42)	(12)	—	—	—	(221)	(20)	(32)	(21)	—	(19)	(129)	—
Net other[3]	(2,832)	238	238	—	(3,121)	(4,305)	(12,232)	(985)	248	34	(43)	8,673	1,184	16	22	33	92	22	999	51
Non-underlying items[4]	(5,529)	(278)	(278)	—	(5,153)	2	4	(1)	(1)	—	—	—	(5,155)	(202)	(3,686)	(1,290)	(3)	—	26	(98)
Royalties and carbon tax	(2,718)	—	—	—	(2,718)	(2,548)	(1,405)	(1,129)	(14)	—	(160)	160	(170)	(95)	(46)	(29)	(5)	—	5	—
Profit before tax	47,557	8,970	7,168	1,802	39,299	41,706	1,687	20,521	6,493	490	2,294	10,221	(2,407)	658	(3,477)	(1,344)	(388)	1,380	764	(712)
Current taxation	(13,506)	(1,422)			(12,014)	(11,745)	(4,864)	(4,768)	(1,885)	(218)	(574)	564	(269)	(13)	(13)	(7)	—	(263)	27	(70)
Deferred taxation	(255)	(89)			(166)	(367)	956	(1,460)	56	80	(18)	19	201	49	1,158	233	—	(77)	(1,162)	—
Profit/(loss) for the year	33,796	7,459			27,119	29,594	(2,221)	14,293	4,664	352	1,702	10,804	(2,475)	694	(2,332)	(1,118)	(388)	1,040	(371)	(782)
Attributable to:
Owners of the parent	33,054	7,459			26,377	29,360	(2,221)	14,075	4,664	336	1,702	10,804	(2,983)	694	(2,332)	(1,118)	(388)	527	(366)	(782)
Non-controlling interest holders	742	—			742	234	—	218	—	16	—	—	508	—	—	—	—	513	(5)	—
Sustaining capital expenditure	(4,119)	(796)	(791)	(5)	(3,323)	(2,019)	(619)	(1,104)	(268)	(28)	(499)	499	(1,304)	(322)	(488)	(164)	—	(330)	—	—
Ore reserve development	(5,535)	(1,354)	(1,354)	—	(4,181)	(1,577)	(629)	(947)	—	—	—	(1)	(2,604)	(1,177)	(930)	(497)	—	—	—	—
Growth projects	(3,086)	(2,411)	(2,411)	—	(675)	(203)	—	(203)	—	—	—	—	(472)	—	(198)	(7)	—	(47)	(220)	—
Total capital expenditure	(12,740)	(4,561)	(4,556)	(5)	(8,179)	(3,799)	(1,248)	(2,254)	(268)	(28)	(499)	498	(4,380)	(1,499)	(1,616)	(668)	—	(377)	(220)	—
[1] Corporate and reconciling items represent the items to reconcile segment data to consolidated financial statement totals. This does not represent a separate segment as it does not generate revenue. Group corporate includes the Wheaton Stream transaction, initial recognition of battery metal investment, corporate tax, interest and corporate transaction costs
[2] Net other cash costs consist of service entity income, sundry income (see note 8.2) and other costs as detailed in profit or loss, excluding loss due to dilution of interest in joint operation (see note 8.1). Lease payments (R142 million) are included in net other cash costs to conform with the adjusted EBITDA reconciliation disclosed in note 28.7
[3] Net other consists of loss on financial instruments and loss on foreign exchange differences as detailed in profit or loss, change in estimate of environmental rehabilitation obligation and right of recovery receivable and payable (see note 8.2) and the add back of the lease payment referred to in footnote 2 above. Corporate and reconciling items net other includes the share of results of equity-accounted investees after tax as detailed in profit or loss
[4] Non-underlying items consists of gain on disposal of property, plant and equipment, impairments which include impairments to mining assets of Driefontein, Kloof and Beatrix of R212 million, R3,642 million and R1,293 million, respectively (see note 10), restructuring costs and transaction costs as detailed in profit or loss, early redemption premium on the 2025 Notes, profit on sale of St Helena (see note 8.2), non-cash loss with dilution of interest in joint operation (see note 8.1) and occupational healthcare income as detailed in profit or loss

Figures in million – SA rand	Group	Total US PGM operations	Underground	Recycling	Total SA operations	Total SA PGM	Rustenburg	Marikana	Kroondal	Platinum Mile	Mimosa	Corporate and reconciling items[1]	Total SA gold	Driefontein	Kloof	Beatrix	Cooke	DRDGOLD	Corporate and reconciling items[1]	Group Corporate and reconciling items[1]
2020
Revenue	127,392	45,154	19,858	25,296	82,781	54,912	20,429	26,865	7,973	950	3,894	(5,199)	27,869	6,793	9,795	4,664	1,040	5,051	526	(543)
Underground	91,369	19,858	19,858	—	72,054	52,142	18,521	26,865	7,973	—	3,894	(5,111)	19,912	6,793	8,109	4,500	—	—	510	(543)
Surface	10,727	—	—	—	10,727	2,770	1,908	—	—	950	—	(88)	7,957	—	1,686	164	1,040	5,051	16	—
Recycling	25,296	25,296	—	25,296	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Cost of sales, before amortisation and depreciation	(75,776)	(32,004)	(7,586)	(24,418)	(43,772)	(24,722)	(9,588)	(13,232)	(2,803)	(403)	(1,601)	2,905	(19,050)	(4,863)	(6,880)	(3,714)	(671)	(2,922)	—	—
Underground	(45,502)	(7,586)	(7,586)	—	(37,916)	(23,551)	(8,732)	(13,232)	(2,803)	—	(1,601)	2,817	(14,365)	(4,863)	(5,886)	(3,616)	—	—	—	—
Surface	(5,856)	—	—	—	(5,856)	(1,171)	(856)	—	—	(403)	—	88	(4,685)	—	(994)	(98)	(671)	(2,922)	—	—
Recycling	(24,418)	(24,418)	—	(24,418)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Net other cash costs[2]	(2,231)	(67)	(67)	—	(2,164)	(1,116)	51	(789)	(76)	(241)	(59)	(2)	(1,048)	(66)	(104)	(97)	(642)	(44)	(95)	—
Adjusted EBITDA	49,385	13,083	12,205	878	36,845	29,074	10,892	12,844	5,094	306	2,234	(2,296)	7,771	1,864	2,811	853	(273)	2,085	431	(543)
Amortisation and depreciation	(7,593)	(2,727)	(2,722)	(5)	(4,866)	(2,072)	(806)	(818)	(410)	(34)	(281)	277	(2,794)	(932)	(1,092)	(491)	(14)	(202)	(63)	—
Interest income	1,065	279	1	278	786	221	27	106	84	3	4	(3)	565	67	59	36	45	178	180	—
Finance expense	(3,152)	(1,057)	(960)	(97)	(1,773)	(662)	(2,841)	(259)	(137)	—	(14)	2,589	(1,111)	(156)	(151)	(107)	(100)	(58)	(539)	(322)
Share-based payments	(512)	(80)	(80)	—	(432)	(90)	(36)	(41)	(13)	—	—	—	(342)	(22)	(26)	(19)	—	(141)	(134)	—
Net other[3]	(393)	31	31	—	(424)	1,224	(3,847)	2,132	122	(14)	(16)	2,847	(1,648)	20	30	28	36	30	(1,792)	—
Non-underlying items[4]	(1,550)	(93)	(93)	—	(1,386)	149	591	(435)	(7)	—	—	—	(1,535)	(27)	(18)	(40)	(4)	(2)	(1,444)	(71)
Royalties and carbon tax	(1,770)	—	—	—	(1,770)	(1,625)	(924)	(691)	(10)	—	(135)	135	(145)	(73)	(115)	(46)	(5)	—	94	—
Profit before tax	35,480	9,436	8,382	1,054	26,980	26,219	3,056	12,838	4,723	261	1,792	3,549	761	741	1,498	214	(315)	1,890	(3,267)	(936)
Current taxation	(5,374)	(976)			(4,353)	(3,861)	(2,635)	92	(1,300)	(15)	(450)	447	(492)	(9)	9	(5)	—	(492)	5	(45)
Deferred taxation	516	(682)			1,198	958	98	951	(34)	(58)	(42)	43	240	(233)	(322)	(89)	—	(97)	981	—
Profit/(loss) for the year	30,622	7,778			23,825	23,316	519	13,881	3,389	188	1,300	4,039	509	499	1,185	120	(315)	1,301	(2,281)	(981)
Attributable to:
Owners of the parent	29,312	7,778			22,515	22,650	519	13,230	3,389	173	1,300	4,039	(135)	499	1,185	120	(315)	658	(2,282)	(981)
Non-controlling interest holders	1,310	—			1,310	666	—	651	—	15	—	—	644	—	—	—	—	643	1	—
Sustaining capital expenditure	(2,817)	(798)	(795)	(3)	(2,019)	(1,052)	(326)	(515)	(188)	(23)	(414)	414	(967)	(187)	(392)	(93)	—	(295)	—	—
Ore reserve development	(4,150)	(1,239)	(1,239)	—	(2,911)	(1,125)	(417)	(708)	—	—	—	—	(1,786)	(742)	(722)	(322)	—	—	—	—
Growth projects	(2,649)	(2,385)	(2,385)	—	(264)	(20)	—	—	—	(20)	—	—	(244)	—	(155)	—	—	(46)	(43)	—
Total capital expenditure	(9,616)	(4,422)	(4,419)	(3)	(5,194)	(2,197)	(743)	(1,223)	(188)	(43)	(414)	414	(2,997)	(929)	(1,269)	(415)	—	(341)	(43)	—
[1] Corporate and reconciling items represent the items to reconcile segment data to consolidated financial statement totals. This does not represent a separate segment as it does not generate revenue. Group corporate includes the Wheaton Stream transaction, corporate transaction costs and corporate tax
[2] Net other cash costs consist of service entity income, sundry income (see note 8.2) and other costs as detailed in profit or loss, excluding loss due to dilution of interest in joint operation (see note 8.1). Lease payments (R148 million) are included in net other cash costs to conform with the adjusted EBITDA reconciliation disclosed in note 28.7
[3] Net other consists of loss on financial instruments and loss on foreign exchange differences as detailed in profit or loss, change in estimate of environmental rehabilitation obligation, right of recovery receivable and payable (see note 8.2) and the add back of the lease payment referred to in footnote 2 above. Corporate and reconciling items net other includes the share of results of equity-accounted investees after tax as detailed in profit or loss